CAPITAL MANAGEMENT - Capital structure (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2025	Dec. 31, 2024
CAPITAL MANAGEMENT
Short-term debts amount	Rp 6,929	Rp 11,525
Long-term debts amount	68,337	65,309
Total debts amount	75,266	76,834
Equity attributable to owners of the parent company amount	130,151	133,602
Total amount	Rp 205,417	Rp 210,436
Short-term debts portion (as a percent)	3.37%	5.48%
Long-term debts portion (as a percent)	33.27%	31.04%
Total debts portion (as a percent)	36.64%	36.52%
Equity attributable to owners of the parent company portion (as a percent)	63.36%	63.48%
Total portion (as a percent)	100.00%	100.00%